Commitments and Contingent Liabilities (Details) - Schedule of future minimum lease commitments under non-cancellable operating leases $ in Thousands	Jun. 30, 2022 USD ($)
Schedule Of Future Minimum Lease Commitments Under Non Cancellable Operating Leases Abstract
2022	$ 2,551
2023	4,979
2024	4,345
2025	3,170
2026 and thereafter	2,900
Total	$ 17,945